Stockholders' Equity (Details) - Schedule of warrants outstanding - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Warrants Outstanding Abstract
Number, Beginning of the year	3,036,185	848,394
Weighted average price, Beginning of the year	$ 11.6	$ 18.52
Issued pursuant to Unit Purchase Agreement, Number	1,661,458	2,130,292
Issued pursuant to Unit Purchase Agreement, Weighted average price	$ 9	$ 9
Issued, Number	219,600	57,499
Issued, Weighted average price	$ 4.64	$ 5.56
Exercised, Number	(75,000)
Exercised, Weighted average price	$ 0.04
Expired, Number	(28,407)
Expired, Weighted average price	$ 12
Number, Ending of the year	4,813,836	3,036,185
Weighted average price, Ending of the year	$ 10.56	$ 11.6